Trade receivables - Summary of Trade Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade Receivables [Abstract]
Trade receivables	$ 102,955	$ 104,144
Less: allowance for expected credit losses	(358)	(778)
Trade receivables—net	$ 102,597	$ 103,366